---------------------------
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                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08529
                                  ----------------------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 6550 Directors Parkway               Abilene, Texas                     79606
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)

                                Carl C. Peterson

Parkway Advisors, L.P.    6550 Directors Parkway    Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                     ---------------------------

Date of fiscal year end:        August 31, 2007
                          ---------------------------------------------

Date of reporting period:       February 28, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



MONTEAGLE FUNDS

Fixed Income Fund
Quality Growth Fund
Large Cap Growth Fund
Select Value Fund
Value Fund

SEMI-ANNUAL REPORT
February 28, 2007
(Unaudited)

                                                                          [LOGO]
                                                                 MONTEAGLE FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUPPLEMENTARY PORTFOLIO INFORMATION.........................................   1

FINANCIAL STATEMENTS OF THE MONTEAGLE FUNDS

Schedule of Investments:
   Fixed Income Fund........................................................   6
   Quality Growth Fund......................................................  10
   Large Cap Growth Fund....................................................  14
   Select Value Fund........................................................  17
   Value Fund...............................................................  20

Statements of Assets and Liabilities........................................  23

Statements of Operations....................................................  24

Statements of Changes in Net Assets ........................................  25

Financial Highlights........................................................  30

Notes to Financial Statements...............................................  35

Other Information...........................................................  44

Results of Special Meeting of Shareholders..................................  44

About Your Fund's Expenses..................................................  45

Board Approval of Investment Sub-Advisory Agreement.........................  48

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
FNMA, Pool 386008, 4.52%, 04/01/2013                                 3.13%
GNMA, Series 2003-81-PB, 6.00%, 03/20/2029                           2.97%
Denver Colorado City & County School District,
   6.76%, 12/15/2007                                                 2.93%
International Business Machines Corp., 5.375%, 02/01/2009            2.92%
FHLMC, 6.05%, 08/15/2014                                             2.92%
Nabisco, Inc., 7.05%, 07/15/2007                                     2.92%
Texas Technological University Revenues, 5.32%, 08/15/2007           2.90%
La Grange Georgia Development Authority, 6.10%, 02/01/2010           2.24%
FNMA, Pool 545759, 6.50%, 07/01/2032                                 1.66%
FNMA, 7.25%, 01/15/2010                                              1.54%
                                                                   -------
                                                                    26.13%
                                                                   =======

SECTOR ALLOCATION                                              (% OF NET ASSETS)
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                                46.36%
Corporate Bonds                                                     25.66%
Mortgage-Backed Securities                                          13.21%
Municipal Bonds                                                     10.41%
Short-Term Investments                                               3.37%
Other Assets in Excess of Liabilities                                0.99%
                                                                   -------
                                                                   100.00%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                      3.45%
General Electric Co.                                                 3.28%
Walt Disney Co. (The)                                                2.72%
American International Group, Inc.                                   2.34%
Air Products and Chemicals, Inc.                                     2.16%
Cisco Systems, Inc.                                                  2.15%
Texas Instruments, Inc.                                              1.95%
FedEx Corp.                                                          1.94%
Danaher Corp.                                                        1.91%
Apache Corp.                                                         1.89%
                                                                   -------
                                                                    23.79%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Retail                                                               8.49%
Semiconductors                                                       8.02%
Pharmaceuticals                                                      6.80%
Miscellaneous Manufacturing                                          6.78%
Computers                                                            6.34%
Software                                                             5.99%
Diversified Financial Services                                       5.68%
Telecommunications                                                   4.78%
Health Care - Products                                               4.40%
Food & Beverages                                                     4.12%
                                                                   -------
                                                                    61.40%
                                                                   =======

ECONOMIC SECTORS                                               (% OF NET ASSETS)
--------------------------------------------------------------------------------
Information Technology                                              27.75%
Health Care                                                         14.07%
Industrials                                                         12.49%
Consumer Discretionary                                              10.71%
Financials                                                          10.31%
Consumer Staples                                                     8.63%
Materials                                                            5.51%
Short-Term Investments                                               5.32%
Energy                                                               4.80%
Telecommunications Services                                          1.06%
Other Assets and Liabilities                                       (0.65)%
                                                                   -------
                                                                   100.00%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. - Class A                       4.47%
Gilead Sciences, Inc.                                                4.27%
Lockheed Martin Corp.                                                4.14%
News Corp. - Class A                                                 4.10%
Lowe's Co., Inc.                                                     3.86%
Franklin Resources, Inc.                                             3.76%
Lehman Brothers Holdings, Inc.                                       3.66%
Harley-Davidson, Inc.                                                3.62%
Moody's Corp.                                                        3.60%
Medtronic, Inc.                                                      3.60%
                                                                   -------
                                                                    39.08%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Diversified Financial Services                                      20.30%
Aerospace & Defense                                                  7.68%
Computers                                                            7.40%
Retail                                                               7.07%
Health Care - Products                                               6.77%
Telecommunications                                                   5.46%
Biotechnology                                                        4.70%
Pharmaceuticals                                                      4.27%
Media                                                                4.10%
Leisure Time                                                         3.62%
                                                                   -------
                                                                    71.37%
                                                                   =======

ECONOMIC SECTORS                                               (% OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                          30.38%
Information Technology                                              18.76%
Consumer Discretionary                                              16.56%
Health Care                                                         15.74%
Industrials                                                         10.94%
Consumer Staples                                                     3.21%
Energy                                                               2.10%
Telecommunications Services                                          1.98%
Short-Term Investments                                               0.34%
Other Assets and Liabilities                                       (0.01)%
                                                                   -------
                                                                   100.00%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
AT&T, Inc.                                                           3.49%
Alcoa, Inc.                                                          3.06%
Applied Materials, Inc.                                              3.06%
Wal-Mart Stores, Inc.                                                3.00%
Microsoft Corp.                                                      2.93%
Intel Corp.                                                          2.82%
Bristol-Meyers Squibb Co.                                            2.82%
Sysco Corp.                                                          2.79%
International Paper Co.                                              2.77%
Colgate-Palmolive Co.                                                2.77%
                                                                   -------
                                                                    29.51%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Miscellaneous Manufacturing                                          8.65%
Retail                                                               7.95%
Banks                                                                7.27%
Semiconductors                                                       7.13%
Food & Beverages                                                     5.69%
Telecommunications                                                   5.57%
Computers                                                            5.11%
Oil & Gas                                                            4.69%
Household Products                                                   4.03%
Forest Products & Paper                                              3.58%
                                                                   -------
                                                                    59.67%
                                                                   =======

ECONOMIC SECTORS                                               (% OF NET ASSETS)
--------------------------------------------------------------------------------
Information Technology                                              18.53%
Industrials                                                         14.84%
Financials                                                          14.06%
Consumer Staples                                                    12.23%
Consumer Discretionary                                              10.65%
Materials                                                            9.23%
Health Care                                                          8.72%
Energy                                                               6.80%
Telecommunications Services                                          3.49%
Short-Term Investments                                               1.34%
Other Assets and Liabilities                                         0.11%
                                                                   -------
                                                                   100.00%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                             5.65%
Transocean, Inc.                                                     5.18%
Tidewater, Inc.                                                      4.91%
Halliburton Co.                                                      4.73%
Sears Holdings Corp.                                                 4.06%
Rowan Cos., Inc.                                                     3.65%
Hess Corp.                                                           3.58%
New Plan Excel Realty Trust                                          3.39%
E.I. du Pont de Nemours & Co.                                        3.37%
Barrick Gold Corp.                                                   3.37%
                                                                   -------
                                                                    41.89%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Oil & Gas                                                           15.68%
Oil & Gas Services                                                  14.69%
Mining                                                               8.50%
Retail                                                               6.82%
Media                                                                5.70%
Miscellaneous Manufacturing                                          5.65%
Telecommunications                                                   5.34%
Chemicals                                                            5.23%
Pharmaceuticals                                                      5.21%
Real Estate Investment Trusts                                        3.39%
                                                                   -------
                                                                    76.21%
                                                                   =======

ECONOMIC SECTORS                                               (% OF NET ASSETS)
--------------------------------------------------------------------------------
Energy                                                              31.85%
Materials                                                           13.74%
Consumer Discretionary                                              12.52%
Industrials                                                          8.97%
Health Care                                                          8.15%
Short-Term Investments                                               6.24%
Telecommunications Services                                          5.34%
Information Technology                                               4.22%
Financials                                                           3.39%
Consumer Staples                                                     3.21%
Utilities                                                            2.27%
Other Assets and Liabilities                                         0.10%
                                                                   -------
                                                                   100.00%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 46.4%                 VALUE
-----------------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK -- 9.7%
       $300,000   4.50%, due 10/24/2007                                       $   298,658
        500,000   5.26%(a), due 01/18/2008                                        500,357
        300,000   4.30%, due 11/18/2009                                           295,206
        500,000   4.70%, due 05/25/2010                                           494,882
        250,000   5.375%, due 07/18/2012                                          255,677
        400,000   5.00%, due 12/12/2012                                           395,257
        250,000   6.00%, due 06/19/2013                                           251,851
        300,000   4.95%, due 11/12/2013                                           302,154
        300,000   5.40%, due 10/06/2015                                           298,450
        250,000   5.98%, due 09/15/2016                                           251,595
                                                                              -----------
                                                                                3,344,087
                                                                              -----------
                  FEDERAL HOME LOAN BANK -- 13.6%
        250,000   5.125%, due 06/18/2008                                          250,812
        300,000   4.625%, due 08/25/2008                                          298,481
        250,000   5.00%, due 01/26/2009                                           249,215
        500,000   6.795%, due 06/30/2009                                          522,844
        250,000   5.375%, due 07/17/2009                                          253,250
        500,000   5.00%(a), due 08/09/2010                                        494,630
        300,000   4.85%, due 09/27/2010                                           297,546
        250,000   5.75%, due 05/15/2012                                           260,863
        500,000   6.00%, due 06/18/2013                                           503,787
        250,000   5.125%, due 08/14/2013                                          254,536
        500,000   5.50%, due 08/28/2013                                           504,869
        500,000   5.25%, due 06/15/2014                                           513,832
        300,000   5.17%, due 09/22/2014                                           296,463
                                                                              -----------
                                                                                4,701,128
                                                                              -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.8%
        300,000   4.50%, due 02/15/2008                                           298,261
        400,000   7.00%, due 03/15/2010                                           424,801
        250,000   5.00%, due 11/01/2010                                           248,499
        500,000   5.625%, due 03/15/2011                                          515,233
        500,000   5.85%, due 04/11/2013                                           501,426
      1,000,000   6.05%, due 08/15/2014                                         1,006,809
        300,000   6.00%, due 11/20/2015                                           300,065
        500,000   6.00%, due 08/18/2016                                           506,282
        250,000   5.00%(a), due 09/21/2018                                        248,428
                                                                              -----------
                                                                                4,049,804
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 46.4%
      PAR VALUE   (CONTINUED)                                                     VALUE
-----------------------------------------------------------------------------------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.3%
       $200,000   5.00%, due 12/13/2007                                       $   199,731
        500,000   7.25%, due 01/15/2010                                           532,710
        500,000   5.125%, due 07/20/2012                                          496,181
        750,000   5.00%, due 08/02/2012                                           753,647
        100,000   6.00%, due 05/28/2014                                           100,019
        500,000   5.00%, due 03/02/2015                                           505,413
        250,000   5.25%, due 03/24/2015                                           248,578
        300,000   6.00%, due 09/01/2015                                           300,493
        500,000   6.07%, due 05/12/2016                                           503,542
        250,000   6.00%, due 08/29/2016                                           251,098
                                                                              -----------
                                                                                3,891,412
                                                                              -----------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $15,951,993)                                          $15,986,431
                                                                              -----------

      PAR VALUE   CORPORATE BONDS -- 25.6%                                        VALUE
-----------------------------------------------------------------------------------------
                  BANKS -- 5.1%
       $250,000   Bank of America Corp., 5.875%, due 02/15/2009               $   254,394
        500,000   Bank of America Corp., 4.875%, due 01/15/2013                   494,503
        500,000   SunTrust Bank, 6.375%, due 04/01/2011                           525,053
        500,000   Wells Fargo & Co., 5.25%, due 12/01/2007                        499,834
                                                                              -----------
                                                                                1,773,784
                                                                              -----------
                  COMPUTERS -- 2.9%
      1,000,000   International Business Machines Corp.,
                     5.375%, due 02/01/2009                                     1,008,087
                                                                              -----------

                  DIVERSIFIED FINANCIAL SERVICES -- 4.3%
        500,000   American Express Co., 4.75%, due 06/17/2009                     497,969
        500,000   CIT Group, Inc., 4.75%, due 12/15/2010                          493,605
        500,000   Goldman Sachs Group, Inc., 5.25%, due 10/15/2013                500,275
                                                                              -----------
                                                                                1,491,849
                                                                              -----------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.7%
        250,000   Emerson Electric Co., 5.125%, due 12/01/2016                    248,280
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

      PAR VALUE   CORPORATE BONDS -- 25.6% (CONTINUED)                            VALUE
-----------------------------------------------------------------------------------------
                  FOOD & BEVERAGES -- 6.7%
       $300,000   Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011            $   309,489
        500,000   Bottling Group LLC, 4.625%, due 11/15/2012                      489,614
        500,000   Coca-Cola Co., 5.75%, due 03/15/2011                            514,345
      1,000,000   Nabisco, Inc., 7.05%, due 07/15/2007                          1,005,963
                                                                              -----------
                                                                                2,319,411
                                                                              -----------
                  HEALTH CARE - SERVICES -- 0.7%
        250,000   UnitedHealth Group, Inc., 5.00%, due 08/15/2014                 245,735
                                                                              -----------

                  MINING -- 1.5%
        500,000   Alcoa, Inc., 5.375%, due 01/15/2013                             504,434
                                                                              -----------

                  OIL & GAS -- 0.7%
        250,000   ConocoPhillips, 5.50%, due 04/15/2013                           255,441
                                                                              -----------

                  PHARMACEUTICALS -- 1.5%
        500,000   Abbott Laboratories, 5.40%, due 09/15/2008                      502,871
                                                                              -----------

                  SOFTWARE -- 0.9%
        309,090   First Data Corp., 4.85%, due 10/01/2014                         296,754
                                                                              -----------

                  TELECOMMUNICATIONS SERVICES -- 0.6%
        200,000   SBC Communications, Inc., 5.625%, due 06/15/2016                202,838
                                                                              -----------

                  TOTAL CORPORATE BONDS (Cost $9,025,317)                     $ 8,849,484
                                                                              -----------

      PAR VALUE   MORTGAGE-BACKED SECURITIES -- 13.2%                             VALUE
-----------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.0%
       $408,968   Series 2840, 5.00%, due 08/15/2015                          $   407,652
        288,526   Series 15-L, 7.00%, due 07/25/2023                              299,435
        327,691   Series 3058, 5.50%, due 10/15/2035                              326,668
                                                                              -----------
                                                                                1,033,755
                                                                              -----------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS -- 5.4%
      1,100,000   Pool 386008, 4.52%, due 04/01/2013                            1,079,966
        556,683   Pool 545759, 6.50%, due 07/01/2032                              571,763
        214,410   Pool 754289, 6.00%, due 11/01/2033                              217,032
                                                                              -----------
                                                                                1,868,761
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

      PAR VALUE   MORTGAGE-BACKED SECURITIES -- 13.2% (CONTINUED)                 VALUE
-----------------------------------------------------------------------------------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.8%
       $390,228   Pool 648337, 5.00%, due 10/15/2020                          $   386,707
      1,000,000   Series 2003-81-PB, 6.00%, due 03/20/2029                      1,022,500
        237,161   Pool 476998, 6.50%, due 07/15/2029                              244,365
                                                                              -----------
                                                                                1,653,572
                                                                              -----------

                  TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,632,473)          $ 4,556,088
                                                                              -----------

      PAR VALUE   MUNICIPAL OBLIGATIONS -- 10.4%                                  VALUE
-----------------------------------------------------------------------------------------
                  COLORADO -- 2.9%
    $1,000,000    Denver Colorado City & County School District,
                     6.76%, due 12/15/2007                                    $ 1,010,496
                                                                              -----------

                  GEORGIA -- 3.1%
        300,000   Atlanta & Fulton County Recreation Authority,
                     6.625%, due 12/01/2011                                       309,270
        750,000   La Grange Georgia Development Authority Revenue,
                     6.10%, due 02/01/2010                                        770,790
                                                                              -----------
                                                                                1,080,060
                                                                              -----------
                  NEW JERSEY -- 1.5%
        500,000   New Jersey Sports & Exposition Authority,
                     7.375%, due 03/01/2007                                       500,000
                                                                              -----------

                  TEXAS -- 2.9%
      1,000,000   Texas Technological University Revenue,
                     5.32%, due 08/15/2007                                        999,800
                                                                              -----------

                  TOTAL MUNICIPAL OBLIGATIONS (Cost $3,555,095)               $ 3,590,356
                                                                              -----------

         SHARES   SHORT-TERM INVESTMENTS -- 3.4%                                  VALUE
-----------------------------------------------------------------------------------------
      1,160,823   Merrimac U.S. Government Series - Investment Class,
                     4.74% (a) (Cost $1,160,823)                              $ 1,160,823
                                                                              -----------

                  TOTAL INVESTMENTS AT VALUE -- 99.0% (Cost $34,325,701)      $34,143,182

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                   341,229
                                                                              -----------

                  NET ASSETS -- 100.0%                                        $34,484,411
                                                                              ===========

(a) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 95.3%                                          VALUE
-----------------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE -- 2.6%
          1,500   Boeing Co. (The)                                            $   130,905
          3,475   United Technologies Corp.                                       228,064
                                                                              -----------
                                                                                  358,969
                                                                              -----------
                  APPAREL -- 0.3%
          1,565   Hanesbrands, Inc. (a)                                            44,775
                                                                              -----------

                  BANKS -- 1.4%
          3,700   Bank of America Corp.                                           188,219
                                                                              -----------

                  BIOTECHNOLOGY -- 1.8%
          1,800   Amgen, Inc. (a)                                                 115,668
          1,600   Genentech, Inc. (a)                                             134,992
                                                                              -----------
                                                                                  250,660
                                                                              -----------
                  CHEMICALS -- 3.9%
          3,950   Air Products & Chemicals, Inc.                                  295,539
          4,550   Monsanto Co.                                                    239,739
                                                                              -----------
                                                                                  535,278
                                                                              -----------
                  COAL -- 1.4%
          4,775   Peabody Energy Corp.                                            192,910
                                                                              -----------

                  COMMERCIAL SERVICES -- 1.0%
          5,800   Western Union Co.                                               125,686
                                                                              -----------

                  COMPUTERS -- 6.3%
          2,700   Apple, Inc. (a)                                                 228,447
          2,825   Cognizant Technology Solutions Corp. (a)                        254,815
          2,700   Dell, Inc. (a)                                                   61,695
          1,400   International Business Machines Corp.                           130,214
          5,025   Network Appliance, Inc. (a)                                     194,317
                                                                              -----------
                                                                                  869,488
                                                                              -----------
                  COSMETICS / PERSONAL CARE -- 1.2%
          2,575   Procter & Gamble Co.                                            163,487
                                                                              -----------

                  DIVERSIFIED FINANCIAL SERVICES -- 5.7%
          3,575   American Express Co.                                            203,310
          2,100   Franklin Resources, Inc.                                        246,519
          1,050   InterContinentalExchange, Inc. (a)                              158,392
          3,300   Janus Capital Group, Inc.                                        70,125
          1,200   Merrill Lynch & Co., Inc.                                       100,416
                                                                              -----------
                                                                                  778,762
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 95.3% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  ELECTRONICS -- 1.6%
          1,000   Amphenol Corp. - Class A                                    $    64,540
          3,500   Thermo Fisher Scientific, Inc. (a)                              158,445
                                                                              -----------
                                                                                  222,985
                                                                              -----------
                  FOOD & BEVERAGES -- 4.1%
          2,500   Coca-Cola Co. (The)                                             116,700
          3,075   PepsiCo, Inc.                                                   194,186
          3,850   Sysco Corp.                                                     126,896
          2,675   Whole Foods Market, Inc.                                        127,785
                                                                              -----------
                                                                                  565,567
                                                                              -----------
                  HEALTH CARE - PRODUCTS -- 4.4%
          2,750   C.R. Bard, Inc.                                                 219,450
          2,000   Johnson & Johnson                                               126,100
          2,600   Medtronic, Inc.                                                 130,936
          3,200   St. Jude Medical, Inc. (a)                                      126,880
                                                                              -----------
                                                                                  603,366
                                                                              -----------
                  HEALTH CARE - SERVICES -- 1.0%
          2,600   DaVita, Inc. (a)                                                141,830
                                                                              -----------

                  HOUSEWARES -- 1.6%
          6,925   Newell Rubbermaid, Inc.                                         212,043
                                                                              -----------

                  INSURANCE -- 2.3%
          4,775   American International Group, Inc.                              320,402
                                                                              -----------

                  INTERNET -- 3.2%
          4,325   eBay, Inc. (a)(b)                                               138,659
            315   Google, Inc. (a)                                                141,577
          5,200   Yahoo!, Inc. (a)                                                160,472
                                                                              -----------
                                                                                  440,708
                                                                              -----------
                  MEDIA -- 3.7%
          3,300   Viacom, Inc. - Class B (a)                                      128,832
         10,900   Walt Disney Co. (The)                                           373,434
                                                                              -----------
                                                                                  502,266
                                                                              -----------
                  METAL FABRICATE & HARDWARE -- 1.6%
          2,425   Precision Castparts Corp.                                       220,602
                                                                              -----------

                  MISCELLANEOUS MANUFACTURING -- 6.8%
          3,650   Danaher Corp.                                                   261,486
         12,895   General Electric Co.                                            450,293
          5,200   Trinity Industries, Inc.                                        217,620
                                                                              -----------
                                                                                  929,399
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 95.3% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  OIL & GAS -- 1.9%
          3,775   Apache Corp.                                                $   258,701
                                                                              -----------

                  OIL & GAS SERVICES -- 1.5%
          3,650   Cameron International Corp. (a)                                 206,919
                                                                              -----------

                  PHARMACEUTICALS -- 6.8%
          2,700   Abbott Laboratories                                             147,474
            900   Allergan, Inc.                                                  100,539
          2,325   Eli Lilly & Co.                                                 122,388
          2,002   Gilead Sciences, Inc. (a)(b)                                    143,263
          9,100   Pfizer, Inc.                                                    227,136
          8,175   Schering-Plough Corp.                                           191,949
                                                                              -----------
                                                                                  932,749
                                                                              -----------
                  RETAIL -- 8.5%
          2,550   Bebe Stores, Inc.                                                46,869
          4,800   Burger King Holdings, Inc.                                      102,240
          4,525   Circuit City Stores, Inc.                                        86,111
          3,200   Gamestop Corp. - Class A (a)                                    167,744
          4,325   Lowe's Cos., Inc.                                               140,822
          2,500   Nordstrom, Inc.                                                 132,725
          2,200   Target Corp.                                                    135,366
          3,000   Walgreen Co.                                                    134,130
          4,525   Wal-Mart Stores, Inc.                                           218,558
                                                                              -----------
                                                                                1,164,565
                                                                              -----------
                  SEMICONDUCTORS -- 8.0%
          7,025   Applied Materials, Inc.                                         130,454
         10,900   Intel Corp.                                                     216,365
          3,250   MEMC Electronic Materials, Inc. (a)                             167,603
          6,300   Microchip Technology, Inc.                                      224,280
          7,800   Micron Technology, Inc. (a)                                      92,508
          8,650   Texas Instruments, Inc.                                         267,804
                                                                              -----------
                                                                                1,099,014
                                                                              -----------
                  SOFTWARE -- 6.0%
          7,250   Activision, Inc. (a)(b)                                         121,220
         16,800   Microsoft Corp.                                                 473,256
         13,800   Oracle Corp. (a)                                                226,734
                                                                              -----------
                                                                                  821,210
                                                                              -----------
                  TELECOMMUNICATIONS SERVICES -- 4.8%
         11,375   Cisco Systems, Inc. (a)                                         295,068
          5,325   QUALCOMM, Inc.                                                  214,491
          7,550   Sprint Nextel Corp.                                             145,564
                                                                              -----------
                                                                                  655,123
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 95.3% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  TRANSPORTATION -- 1.9%
          2,325   FedEx Corp.                                                 $   265,469
                                                                              -----------

                  TOTAL COMMON STOCKS (Cost $12,538,467)                      $13,071,152
                                                                              -----------

         SHARES   SHORT-TERM INVESTMENTS -- 5.3%                                  VALUE
-----------------------------------------------------------------------------------------
        729,656   Merrimac U.S. Government Series -
                     Investment Class, 4.74% (c) (Cost $729,656)              $   729,656
                                                                              -----------

                  TOTAL INVESTMENTS AT VALUE -- 100.6% (Cost $13,268,123)     $13,800,808

                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                 (89,048)
                                                                              -----------

                  NET ASSETS -- 100.0%                                        $13,711,760
                                                                              ===========

(a)   Non-income producing security.
(b)   Securities on loan, all or part (Note 5).
(c) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 99.7%                                          VALUE
-----------------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE -- 7.7%
         12,629   Lockheed Martin Corp.                                       $ 1,228,549
         16,000   United Technologies Corp.                                     1,050,080
                                                                              -----------
                                                                                2,278,629
                                                                              -----------
                  APPAREL -- 3.5%
         22,000   Coach, Inc. (a)                                               1,038,400
                                                                              -----------

                  BIOTECHNOLOGY -- 4.7%
         15,000   Amgen, Inc. (a)                                                 963,900
          5,100   Genentech, Inc. (a)                                             430,287
                                                                              -----------
                                                                                1,394,187
                                                                              -----------
                  COMMERCIAL SERVICES -- 3.6%
         16,500   Moody's Corp.                                                 1,067,880
                                                                              -----------

                  COMPUTERS -- 7.4%
         10,300   Apple, Inc. (a)                                                 871,483
         14,700   Cognizant Technology Solutions Corp. - Class A (a)            1,325,940
                                                                              -----------
                                                                                2,197,423
                                                                              -----------
                  DIVERSIFIED FINANCIAL SERVICES -- 20.3%
         17,400   American Express Co.                                            989,538
          6,400   BlackRock, Inc.                                               1,017,856
          1,800   Chicago Mercantile Exchange Holdings, Inc. - Class A            970,434
          9,500   Franklin Resources, Inc.                                      1,115,205
         14,800   Lehman Brothers Holdings, Inc.                                1,084,840
         11,300   Morgan Stanley                                                  846,596
                                                                              -----------
                                                                                6,024,469
                                                                              -----------
                  ELECTRONICS -- 1.8%
         10,000   Garmin Ltd. (b)                                                 547,600
                                                                              -----------

                  HEALTH CARE - PRODUCTS -- 6.8%
         21,200   Medtronic, Inc.                                               1,067,632
         15,200   Stryker Corp.                                                   942,704
                                                                              -----------
                                                                                2,010,336
                                                                              -----------
                  INSURANCE -- 3.2%
         14,000   American International Group, Inc.                              939,400
                                                                              -----------

                  INTERNET -- 3.5%
          2,330   Google, Inc. - Class A (a)                                    1,047,219
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 99.7% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  LEISURE TIME -- 3.6%
         16,300   Harley-Davidson, Inc.                                       $ 1,074,170
                                                                              -----------

                  LODGING -- 1.5%
         12,500   Hilton Hotels Corp.                                             441,250
                                                                              -----------

                  MEDIA -- 4.1%
         54,000   News Corp. - Class A                                          1,216,620
                                                                              -----------

                  MISCELLANEOUS MANUFACTURING -- 3.3%
         27,700   General Electric Co.                                            967,284
                                                                              -----------

                  OIL & GAS SERVICES -- 2.1%
         15,200   Smith International, Inc. (b)                                   623,200
                                                                              -----------

                  PHARMACEUTICALS -- 4.3%
         17,700   Gilead Sciences, Inc. (a) (b)                                 1,266,612
                                                                              -----------

                  REAL ESTATE -- 3.3%
         29,600   CB Richard Ellis Group, Inc. - Class A (a)                      986,272
                                                                              -----------

                  RETAIL -- 7.1%
         35,200   Lowe's Cos., Inc. (b)                                         1,146,112
         21,300   Walgreen Co.                                                    952,323
                                                                              -----------
                                                                                2,098,435
                                                                              -----------
                  SOFTWARE -- 2.5%
         45,000   Oracle Corp. (a)                                                739,350
                                                                              -----------

                  TELECOMMUNICATIONS -- 5.4%
         13,400   America Movil SAB de C.V. - ADR                                 586,920
         39,900   Cisco Systems, Inc. (a)                                       1,035,006
                                                                              -----------
                                                                                1,621,926
                                                                              -----------

                  TOTAL COMMON STOCKS (Cost $25,205,300)                      $29,580,662
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   SHORT-TERM INVESTMENTS -- 0.3%                                  VALUE
-----------------------------------------------------------------------------------------
        101,035   Merrimac U.S. Government Series -
                     Investment Class, 4.74% (c)(Cost $101,035)               $   101,035
                                                                              -----------

                  TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $25,306,335)     $29,681,697

                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                  (2,842)
                                                                              -----------

                  NET ASSETS -- 100.0%                                        $29,678,855
                                                                              ===========

(a)   Non-income producing security.
(b)   Securities on loan, all or part (Note 5).
(c) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

ADR   - American Depositary Receipt

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 98.5%                                          VALUE
-----------------------------------------------------------------------------------------
                  APPAREL -- 2.1%
          2,633   NIKE, Inc. - Class B                                        $   275,070
                                                                              -----------

                  BANKS -- 7.3%
          6,425   Bank of America Corp.                                           326,840
          9,013   Bank of New York Co., Inc. (The)                                366,108
          6,900   Fifth Third Bancorp                                             277,932
                                                                              -----------
                                                                                  970,880
                                                                              -----------
                  BIOTECHNOLOGY -- 1.9%
          3,900   Amgen, Inc. (a)                                                 250,614
                                                                              -----------

                  BUILDING MATERIALS -- 2.5%
         11,000   Masco Corp. (b)                                                 328,350
                                                                              -----------

                  CHEMICALS -- 2.6%
          7,900   Dow Chemical Co. (The)                                          346,020
                                                                              -----------

                  COMPUTERS -- 5.1%
         14,900   Dell, Inc. (a)                                                  340,465
          3,681   International Business Machines Corp.                           342,370
                                                                              -----------
                                                                                  682,835
                                                                              -----------
                  COSMETICS / PERSONAL CARE -- 2.8%
          5,487   Colgate-Palmolive Co.                                           369,604
                                                                              -----------

                  DIVERSIFIED FINANCIAL SERVICES -- 2.3%
          6,167   Citigroup, Inc.                                                 310,817
                                                                              -----------

                  ELECTRONICS -- 1.3%
          6,400   Jabil Circuit, Inc.                                             171,008
                                                                              -----------

                  FOOD & BEVERAGES -- 5.7%
          5,104   General Mills, Inc.                                             287,661
          1,900   Hershey Co. (The) (b)                                           100,472
         11,300   Sysco Corp. (b)                                                 372,448
                                                                              -----------
                                                                                  760,581
                                                                              -----------
                  FOREST PRODUCTS & PAPER -- 3.5%
         10,294   International Paper Co.                                         370,687
          5,200   Louisiana-Pacific Corp.                                         107,328
                                                                              -----------
                                                                                  478,015
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 98.5% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  HEALTH CARE - PRODUCTS -- 1.6%
          3,400   Johnson & Johnson                                           $   214,370
                                                                              -----------

                  HEALTH CARE - SERVICES -- 2.4%
          7,300   Aetna, Inc.                                                     323,171
                                                                              -----------

                  HOME BUILDERS -- 2.3%
          6,200   KB Home                                                         307,520
                                                                              -----------

                  HOUSEHOLD PRODUCTS -- 4.0%
          4,355   Avery Dennison Corp. (b)                                        289,433
          3,100   Fortune Brands, Inc.                                            249,240
                                                                              -----------
                                                                                  538,673
                                                                              -----------
                  INSURANCE -- 2.2%
          4,309   American International Group, Inc.                              289,134
                                                                              -----------

                  MINING -- 3.1%
         12,234   Alcoa, Inc.                                                     408,738
                                                                              -----------

                  MISCELLANEOUS MANUFACTURING -- 8.6%
          3,356   3M Co.                                                          248,613
          7,457   General Electric Co.                                            260,398
          5,950   Illinois Tool Works, Inc.                                       307,615
         14,250   Leggett & Platt, Inc. (b)                                       339,435
                                                                              -----------
                                                                                1,156,061
                                                                              -----------
                  OIL & GAS -- 4.7%
          3,200   ConocoPhillips                                                  209,344
          6,300   Rowan Cos., Inc.                                                192,969
          3,900   Valero Energy Corp.                                             224,835
                                                                              -----------
                                                                                  627,148
                                                                              -----------
                  OIL & GAS SERVICES -- 2.1%
          9,100   Halliburton Co.                                                 281,008
                                                                              -----------

                  PHARMACEUTICALS -- 2.8%
         14,262   Bristol-Myers Squibb Co.                                        376,374
                                                                              -----------

                  RETAIL -- 7.9%
          7,600   Home Depot, Inc.                                                300,960
          4,200   Target Corp.                                                    258,426
          2,290   Walgreen Co.                                                    102,386
          8,300   Wal-Mart Stores, Inc.                                           400,890
                                                                              -----------
                                                                                1,062,662
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 98.5% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  SAVINGS & LOAN -- 2.3%
          7,140   Washington Mutual, Inc.                                     $   307,591
                                                                              -----------

                  SEMICONDUCTORS -- 7.1%
         22,000   Applied Materials, Inc.                                         408,540
         19,000   Intel Corp.                                                     377,150
          5,100   Maxim Integrated Products, Inc.                                 167,025
                                                                              -----------
                                                                                  952,715
                                                                              -----------
                  SOFTWARE -- 2.9%
         13,900   Microsoft Corp.                                                 391,563
                                                                              -----------

                  TELECOMMUNICATIONS -- 5.6%
         12,688   AT&T, Inc.                                                      466,918
          6,900   QUALCOMM, Inc.                                                  277,932
                                                                              -----------
                                                                                  744,850
                                                                              -----------
                  TRANSPORTATION -- 1.8%
          3,434   United Parcel Service, Inc. - Class B                           241,033
                                                                              -----------

                  TOTAL COMMON STOCKS (Cost $11,617,997)                      $13,166,405
                                                                              -----------

         SHARES   SHORT-TERM INVESTMENTS -- 1.4%                                  VALUE
-----------------------------------------------------------------------------------------
        178,971   Merrimac U.S. Government Series - Investment Class,
                     4.74% (c) (Cost $178,971)                                $   178,971
                                                                              -----------

                  TOTAL INVESTMENTS AT VALUE -- 99.9% (Cost $11,796,968)      $13,345,376

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                    15,466
                                                                              -----------

                  NET ASSETS -- 100.0%                                        $13,360,842
                                                                              ===========

(a)   Non-income producing security.
(b)   Securities on loan, all or part (Note 5).
(c) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 93.7%                                          VALUE
-----------------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE -- 3.3%
         15,000   Goodrich Corp.                                              $   735,750
                                                                              -----------

                  CHEMICALS -- 5.2%
         14,750   E.I. du Pont de Nemours & Co.                                   748,563
         20,000   Georgia Gulf Corp.                                              383,600
          2,016   Tronox, Inc. - Class B                                           29,917
                                                                              -----------
                                                                                1,162,080
                                                                              -----------
                  ELECTRIC -- 2.3%
         25,550   Duke Energy Corp.                                               503,079
                                                                              -----------

                  ELECTRONICS -- 2.2%
         34,400   Vishay Intertechnology, Inc. (a)                                490,200
                                                                              -----------

                  FOOD & BEVERAGES -- 3.2%
         19,286   SUPERVALU, Inc.                                                 712,811
                                                                              -----------

                  HEALTH CARE - PRODUCTS -- 3.0%
         40,000   Boston Scientific Corp. (a)                                     652,400
                                                                              -----------

                  MEDIA -- 5.7%
            600   Idearc, Inc.                                                     20,400
         15,000   Media General, Inc. - Class A                                   615,600
         21,000   Tribune Co.                                                     630,630
                                                                              -----------
                                                                                1,266,630
                                                                              -----------
                  MINING -- 8.5%
         22,000   Alcoa, Inc.                                                     735,020
         25,000   Barrick Gold Corp.                                              747,750
          9,000   Newmont Mining Corp.                                            405,630
                                                                              -----------
                                                                                1,888,400
                                                                              -----------
                  MISCELLANEOUS MANUFACTURING -- 5.7%
         30,000   Trinity Industries, Inc.                                      1,255,500
                                                                              -----------

                  OIL & GAS -- 15.7%
         15,000   Hess Corp.                                                      795,750
          8,000   Marathon Oil Corp.                                              725,920
         26,450   Rowan Cos., Inc.                                                810,163
         15,000   Transocean, Inc. (a)                                          1,150,200
                                                                              -----------
                                                                                3,482,033
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   COMMON STOCKS -- 93.7% (CONTINUED)                              VALUE
-----------------------------------------------------------------------------------------
                  OIL & GAS SERVICES -- 14.7%
          7,000   Baker Hughes, Inc.                                          $   455,770
         34,000   Halliburton Co.                                               1,049,920
         14,000   Lone Star Technologies, Inc. (a)                                665,420
         21,000   Tidewater, Inc.                                               1,091,370
                                                                              -----------
                                                                                3,262,480
                                                                              -----------
                  PHARMACEUTICALS -- 5.2%
         20,000   Pfizer, Inc.                                                    499,200
         28,000   Schering-Plough Corp.                                           657,440
                                                                              -----------
                                                                                1,156,640
                                                                              -----------
                  PIPELINES -- 1.5%
         12,775   Spectra Energy Corp.                                            328,701
                                                                              -----------

                  REAL ESTATE INVESTMENT TRUSTS -- 3.4%
         22,550   New Plan Excel Realty Trust                                     752,944
                                                                              -----------

                  RETAIL -- 6.8%
         13,706   Federated Department Stores, Inc.                               612,110
          5,000   Sears Holdings Corp. (a)                                        901,250
                                                                              -----------
                                                                                1,513,360
                                                                              -----------
                  SEMICONDUCTORS -- 2.0%
         10,000   Lam Research Corp. (a)                                          446,600
                                                                              -----------

                  TELECOMMUNICATIONS -- 5.3%
         20,000   AT&T, Inc.                                                      736,000
         12,000   Verizon Communications, Inc.                                    449,160
                                                                              -----------
                                                                                1,185,160
                                                                              -----------

                  TOTAL COMMON STOCKS (Cost $14,160,266)                      $20,794,768
                                                                              -----------

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

         SHARES   SHORT-TERM INVESTMENTS -- 6.2%                                  VALUE
-----------------------------------------------------------------------------------------
      1,387,179   Merrimac U.S. Government Series -
                      Investment Class, 4.74% (b) (Cost $1,387,179)           $ 1,387,179
                                                                              -----------

                  TOTAL INVESTMENTS AT VALUE -- 99.9% (Cost $15,547,445)      $22,181,947

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                    23,003
                                                                              -----------

                  NET ASSETS -- 100.0%                                        $22,204,950
                                                                              ===========

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         FIXED            QUALITY          LARGE CAP         SELECT
                                                         INCOME           GROWTH            GROWTH            VALUE         VALUE
                                                          FUND             FUND              FUND             FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost                                   $ 34,325,701     $ 13,268,123     $ 25,306,335     $11,796,968    $15,547,445
                                                       ============     ============     ============     ===========    ===========
   At market value (Note 2)                            $ 34,143,182     $ 13,800,808     $ 29,681,697     $13,345,376    $22,181,947
Receivables for capital shares sold                              --            6,873               --              --             --
Dividends and interest receivable                           371,839           21,893           23,657          26,967         42,500
Other assets                                                  3,178            1,131            1,622             993          1,121
                                                       ------------     ------------     ------------     -----------    -----------
   TOTAL ASSETS                                          34,518,199       13,830,705       29,706,976      13,373,336     22,225,568
                                                       ------------     ------------     ------------     -----------    -----------

LIABILITIES
Income distribution payable                                   7,648               --               --              --             --
Payable for investment
   securities purchased                                          --          100,612               --              --             --
Payable for capital shares redeemed                           1,000            4,877               --              --             --
Due to Adviser (Note 3)                                      25,140           13,456           28,121          12,494         20,618
                                                       ------------     ------------     ------------     -----------    -----------
   TOTAL LIABILITIES                                         33,788          118,945           28,121          12,494         20,618
                                                       ------------     ------------     ------------     -----------    -----------

NET ASSETS                                             $ 34,484,411     $ 13,711,760     $ 29,678,855     $13,360,842    $22,204,950
                                                       ============     ============     ============     ===========    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 36,154,165     $ 16,015,550     $ 31,417,661     $11,000,584    $14,716,457
Accumulated undistributed
   net investment income (loss)                                  --            1,678          (75,156)         70,877         12,583
Accumulated net realized gains
   (losses) on investments                               (1,487,235)      (2,838,153)      (6,039,012)        740,973        841,408
Net unrealized appreciation
   (depreciation) on investments                           (182,519)         532,685        4,375,362       1,548,408      6,634,502
                                                       ------------     ------------     ------------     -----------    -----------
NET ASSETS                                             $ 34,484,411     $ 13,711,760     $ 29,678,855     $13,360,842    $22,204,950
                                                       ============     ============     ============     ===========    ===========

Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value)                              3,457,352        1,676,982        4,504,804         889,228      1,226,782
                                                       ============     ============     ============     ===========    ===========

Net asset value, offering and
   redemption price per share (Note 2)                 $       9.97     $       8.18     $       6.59     $     15.03    $     18.10
                                                       ============     ============     ============     ===========    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
STATEMENTS 0F OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         FIXED             QUALITY          LARGE CAP       SELECT
                                                         INCOME            GROWTH            GROWTH          VALUE         VALUE
                                                          FUND              FUND              FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                            $    935,468     $         --     $         --     $        --    $        --
   Securities lending income (Note 5)                            --              386              544             174             88
   Dividends                                                 30,023          105,924          105,699         170,944        312,026
                                                       ------------     ------------     ------------     -----------    -----------
      Total investment income                               965,491          106,310          106,243         171,118        312,114
                                                       ------------     ------------     ------------     -----------    -----------

EXPENSES
   Investment advisory fees (Note 3)                        181,816          102,647          177,888          88,585        129,080
   Trustee fees                                               6,556            1,985            3,511           1,714          2,501
                                                       ------------     ------------     ------------     -----------    -----------
      Total expenses                                        188,372          104,632          181,399          90,299        131,581
                                                       ------------     ------------     ------------     -----------    -----------

NET INVESTMENT
   INCOME (LOSS)                                            777,119            1,678          (75,156)         80,819        180,533
                                                       ------------     ------------     ------------     -----------    -----------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
   Net realized gains (losses) on investments              (153,883)       1,109,532        1,358,723         962,422        915,252
   Net change in unrealized appreciation/
      (depreciation) on investments                         416,810          (33,334)       1,415,343         468,128      1,200,512
                                                       ------------     ------------     ------------     -----------    -----------

NET REALIZED AND
   UNREALIZED GAINS
   ON INVESTMENTS                                           262,927        1,076,198        2,774,066       1,430,550      2,115,764
                                                       ------------     ------------     ------------     -----------    -----------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $  1,040,046     $  1,077,876     $  2,698,910     $ 1,511,369    $ 2,296,297
                                                       ============     ============     ============     ===========    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS
                                                                                                    ENDED                 YEAR
                                                                                                 FEBRUARY 28,             ENDED
                                                                                                    2007                AUGUST 31,
                                                                                                 (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                                          $    777,119          $    946,783
  Net realized losses on investments                                                                 (153,883)              (66,393)
  Net change in unrealized appreciation/(depreciation) on investments                                 416,810              (404,145)
                                                                                                 ------------          ------------
Net increase in net assets from operations                                                          1,040,046               476,245
                                                                                                 ------------          ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                         (777,119)             (961,285)
  From net realized gains on investments                                                                   --              (369,193)
                                                                                                 ------------          ------------
Net decrease in net assets from distributions to shareholders                                        (777,119)           (1,330,478)
                                                                                                 ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                            28,707               243,888
  Shares issued in connection with the Fund merger of the
     Memorial Government Bond Fund (Note 8)                                                                --            20,419,271
  Reinvestment of distributions to shareholders                                                       654,101               179,039
  Payments for shares redeemed                                                                     (8,908,815)           (1,627,474)
                                                                                                 ------------          ------------
Net increase (decrease) in net assets from capital share transactions                              (8,226,007)           19,214,724
                                                                                                 ------------          ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (7,963,080)           18,360,491

NET ASSETS
  Beginning of period                                                                              42,447,491            24,087,000
                                                                                                 ------------          ------------
  End of period                                                                                  $ 34,484,411          $ 42,447,491
                                                                                                 ============          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                                  $         --          $         --
                                                                                                 ============          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                                           2,888                24,341
  Shares issued in connection with the Fund merger of the Memorial Fund                                    --             2,084,102
  Shares issued in reinvestment of distribution to shareholders                                        65,796                18,124
  Shares redeemed                                                                                    (896,332)             (162,812)
                                                                                                 ------------          ------------
  Net increase (decrease) in shares outstanding                                                      (827,648)            1,963,755
  Shares outstanding, beginning of period                                                           4,285,000             2,321,245
                                                                                                 ------------          ------------
  Shares outstanding, end of period                                                                 3,457,352             4,285,000
                                                                                                 ============          ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS
                                                                                                    ENDED                 PERIOD
                                                                                                 FEBRUARY 28,             ENDED
                                                                                                    2007                AUGUST 31,
                                                                                                 (UNAUDITED)              2006(a)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                                                   $      1,678          $    (10,282)
  Net realized gains on investments                                                                 1,109,532               522,694
  Net change in unrealized appreciation/(depreciation) on investments                                 (33,334)             (875,874)
                                                                                                 ------------          ------------
Net increase (decrease) in net assets from operations                                               1,077,876              (363,462)
                                                                                                 ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                           415,419             1,497,886
  Payments for shares redeemed                                                                     (6,851,857)           (1,341,656)
                                                                                                 ------------          ------------
Net increase (decrease) in net assets from capital share transactions                              (6,436,438)              156,230
                                                                                                 ------------          ------------

TOTAL DECREASE IN NET ASSETS                                                                       (5,358,562)             (207,232)

NET ASSETS
  Beginning of period                                                                              19,070,322            19,277,554
                                                                                                 ------------          ------------
  End of period                                                                                  $ 13,711,760          $ 19,070,322
                                                                                                 ============          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                                  $      1,678          $         --
                                                                                                 ============          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                                          51,113               189,723
  Shares redeemed                                                                                    (835,118)             (168,510)
                                                                                                 ------------          ------------
  Net increase (decrease) in shares outstanding                                                      (784,005)               21,213
  Shares outstanding, beginning of period                                                           2,460,987             2,439,774
                                                                                                 ------------          ------------
  Shares outstanding, end of period                                                                 1,676,982             2,460,987
                                                                                                 ============          ============

(a)   For the eight months ended August 31, 2006.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS
                                                                                                    ENDED                 YEAR
                                                                                                 FEBRUARY 28,             ENDED
                                                                                                    2007                AUGUST 31,
                                                                                                 (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                                                            $    (75,156)         $   (197,925)
  Net realized gains on investments                                                                 1,358,723               812,184
  Net change in unrealized appreciation/(depreciation) on investments                               1,415,343            (1,843,704)
                                                                                                 ------------          ------------
Net increase (decrease) in net assets from operations                                               2,698,910            (1,229,445)
                                                                                                 ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                           121,364             2,179,967
  Payments for shares redeemed                                                                     (1,914,199)           (3,538,949)
                                                                                                 ------------          ------------
Net decrease in net assets from capital share transactions                                         (1,792,835)           (1,358,982)
                                                                                                 ------------          ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                               906,075            (2,588,427)

NET ASSETS
  Beginning of period                                                                              28,772,780            31,361,207
                                                                                                 ------------          ------------
  End of period                                                                                  $ 29,678,855          $ 28,772,780
                                                                                                 ============          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS                                                    $    (75,156)         $         --
                                                                                                 ============          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                                          18,080               314,344
  Shares redeemed                                                                                    (296,270)             (531,692)
                                                                                                 ------------          ------------
  Net decrease in shares outstanding                                                                 (278,190)             (217,348)
  Shares outstanding, beginning of period                                                           4,782,994             5,000,342
                                                                                                 ------------          ------------
  Shares outstanding, end of period                                                                 4,504,804             4,782,994
                                                                                                 ============          ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS
                                                                                                    ENDED                PERIOD
                                                                                                 FEBRUARY 28,             ENDED
                                                                                                    2007                AUGUST 31,
                                                                                                 (UNAUDITED)              2006(a)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                                          $     80,819          $    133,649
  Net realized gains on investments                                                                   962,422               389,248
  Net change in unrealized appreciation/(depreciation) on investments                                 468,128               209,348
                                                                                                 ------------          ------------
Net increase in net assets from operations                                                          1,511,369               732,245
                                                                                                 ------------          ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                          (53,855)              (89,736)
  From net realized gains on investments                                                             (272,954)                   --
                                                                                                 ------------          ------------
Net decrease in net assets from distributions to shareholders                                        (326,809)              (89,736)
                                                                                                 ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                            67,737               706,685
  Reinvestment of distributions to shareholders                                                       286,707                73,313
  Payments for shares redeemed                                                                     (4,243,595)           (1,477,227)
                                                                                                 ------------          ------------
Net decrease in net assets from capital share transactions                                         (3,889,151)             (697,229)
                                                                                                 ------------          ------------

TOTAL DECREASE IN NET ASSETS                                                                       (2,704,591)              (54,720)

NET ASSETS
  Beginning of period                                                                              16,065,433            16,120,153
                                                                                                 ------------          ------------
  End of period                                                                                  $ 13,360,842          $ 16,065,433
                                                                                                 ============          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                                  $     70,877          $     43,913
                                                                                                 ============          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                                           4,637                51,081
  Shares issued in reinvestment of distributions to shareholders                                       19,150                 5,277
  Shares redeemed                                                                                    (280,644)             (105,692)
                                                                                                 ------------          ------------
  Net decrease in shares outstanding                                                                 (256,857)              (49,334)
  Shares outstanding, beginning of period                                                           1,146,085             1,195,419
                                                                                                 ------------          ------------
  Shares outstanding, end of period                                                                   889,228             1,146,085
                                                                                                 ============          ============

(a)   For the eight months ended August 31, 2006.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS
                                                                                                    ENDED                 YEAR
                                                                                                 FEBRUARY 28,             ENDED
                                                                                                    2007                AUGUST 31,
                                                                                                 (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                                          $    180,533          $    239,004
  Net realized gains on investments                                                                   915,252               292,710
  Net change in unrealized appreciation/(depreciation) on investments                               1,200,512             1,119,820
                                                                                                 ------------          ------------
Net increase in net assets from operations                                                          2,296,297             1,651,534
                                                                                                 ------------          ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                         (358,645)             (186,005)
                                                                                                 ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                           249,322               270,917
  Payments for shares redeemed                                                                       (875,259)             (966,040)
                                                                                                 ------------          ------------
Net decrease in net assets from capital share transactions                                           (625,937)             (695,123)
                                                                                                 ------------          ------------

TOTAL INCREASE IN NET ASSETS                                                                        1,311,715               770,406

NET ASSETS
  Beginning of period                                                                              20,893,235            20,122,829
                                                                                                 ------------          ------------
  End of period                                                                                  $ 22,204,950          $ 20,893,235
                                                                                                 ============          ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                                  $     12,583          $    190,695
                                                                                                 ============          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                                          14,241                17,349
  Shares redeemed                                                                                     (49,935)              (59,388)
                                                                                                 ------------          ------------
  Net decrease in shares outstanding                                                                  (35,694)              (42,039)
  Shares oustanding, beginning of period                                                            1,262,476             1,304,515
                                                                                                 ------------          ------------
  Shares oustanding, end of period                                                                  1,226,782             1,262,476
                                                                                                 ============          ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                        SIX MONTHS
                                           ENDED           YEAR             YEAR            YEAR           YEAR           YEAR
                                       FEBRUARY 28,        ENDED            ENDED           ENDED          ENDED          ENDED
                                           2007          AUGUST 31,       AUGUST 31,      AUGUST 31,     AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)          2006             2005            2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $     9.91        $    10.38       $    10.77     $    10.96     $    11.17     $    10.82
                                       ----------        ----------       ----------     ----------     ----------     ----------

Income (loss) from investment
operations:
   Net investment income                     0.20              0.38(a)          0.38           0.41           0.42(a)        0.49(a)
   Net realized and unrealized
       gains (losses) on investments         0.06             (0.31)           (0.20)         (0.03)         (0.08)          0.35
                                       ----------        ----------       ----------     ----------     ----------     ----------
Total from investment operations             0.26              0.07             0.18           0.38           0.34           0.84
                                       ----------        ----------       ----------     ----------     ----------     ----------

Less distributions:
   From net investment income               (0.20)            (0.38)           (0.38)         (0.41)         (0.42)         (0.49)
   From net realized
      gains on investments                     --             (0.16)           (0.19)         (0.16)         (0.13)            --
                                       ----------        ----------       ----------     ----------     ----------     ----------
Total distributions                         (0.20)            (0.54)           (0.57)         (0.57)         (0.55)         (0.49)
                                       ----------        ----------       ----------     ----------     ----------     ----------

Net asset value at end of period       $     9.97        $     9.91       $    10.38     $    10.77     $    10.96     $    11.17
                                       ==========        ==========       ==========     ==========     ==========     ==========

Total return (b)                             2.64%(c)          0.78%            1.72%          3.49%          3.06%          8.00%
                                       ==========        ==========       ==========     ==========     ==========     ==========

Net assets at end of period (000's)    $   34,484        $   42,447       $   24,087     $   26,423     $   29,562     $   37,626
                                       ==========        ==========       ==========     ==========     ==========     ==========

Ratio of operating expenses to
   average net assets including
   reimbursement/waiver of fees              1.00%(d)          1.00%            1.17%          1.15%          1.14%          0.97%

Ratio of operating expenses to
   average net assets excluding
   reimbursement/waiver of fees              1.00%(d)          1.13%            1.17%          1.15%          1.14%          0.97%

Ratio of net investment income to
   average net assets including
   reimbursement/waiver of fees              4.13%(d)          3.75%            3.63%          3.71%          3.76%          4.56%

Portfolio turnover rate                         8%(c)            17%              58%            27%            21%            49%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                SIX MONTHS
                                   ENDED         EIGHT MONTHS          YEAR              YEAR           YEAR            YEAR
                                FEBRUARY 28,        ENDED              ENDED             ENDED          ENDED           ENDED
                                   2007           AUGUST 31,        DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                (UNAUDITED)         2006 *             2005              2004            2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $     7.75      $     7.90         $     7.69        $     7.40      $     6.16      $     7.77
                                 ----------      ----------         ----------        ----------      ----------      ----------

Income (loss) from investment
operations:
  Net investment income (loss)         0.00(a)        (0.00)(b)(c)       (0.00)(b)(d)       0.01(b)        (0.01)(b)       (0.01)(b)
  Net realized and unrealized
    gains (losses) on
    investments                        0.43           (0.15)              0.21              0.29            1.25           (1.60)
                                 ----------      ----------         ----------        ----------      ----------      ----------
Total from investment
  operations                           0.43           (0.15)              0.21              0.30            1.24           (1.61)
                                 ----------      ----------         ----------        ----------      ----------      ----------

Less distributions:
  From net investment income             --              --              (0.00)(e)         (0.01)          (0.00)(f)          --
                                 ----------      ----------         ----------        ----------      ----------      ----------

Net asset value at end of
  period                         $     8.18      $     7.75         $     7.90        $     7.69      $     7.40      $     6.16
                                 ==========      ==========         ==========        ==========      ==========      ==========

Total return (g)                       5.55%(h)       (1.90)%(h)          2.77%             4.11%          20.20%         (20.72)%
                                 ==========      ==========         ==========        ==========      ==========      ==========

Net assets at end of
  period (000's)                 $   13,712      $   19,070         $   19,278        $   15,841      $   13,140      $    7,775
                                 ==========      ==========         ==========        ==========      ==========      ==========

Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees         1.23%(i)        1.26%(i)           1.26%             1.25%           1.25%           1.20%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees         1.23%(i)        1.48%(i)           1.54%             1.69%           2.44%           2.64%

Ratio of net investment income
  (loss) to average net assets
  including reimbursement/
  waiver of fees                       0.02%(i)       (0.08)%(i)         (0.04)%            0.19%          (0.11)%         (0.18)%

Portfolio turnover rate                  50%(h)          63%                92%               94%             88%             58%

(a)   Amount rounds to less than $0.01.
(b) Net investment income (loss) per share is based on average shares outstanding during the period.
(c)   Net investment loss per share was $(0.0042)
(d)   Net investment loss per share was $(0.0031)
(e)   Distributions per share were $(0.0032)
(f)   Distributions per share were $(0.0038)
(g) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)   Not annualized.
(i)   Annualized.
*     Fund changed fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                        SIX MONTHS
                                           ENDED          YEAR              YEAR           YEAR           YEAR          YEAR
                                        FEBRUARY 28,      ENDED             ENDED          ENDED          ENDED         ENDED
                                           2007         AUGUST 31,        AUGUST 31,     AUGUST 31,     AUGUST 31,    AUGUST 31,
                                        (UNAUDITED)        2006              2005           2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                  $     6.02       $     6.27       $     5.43     $     4.99     $     4.62     $     6.70
                                       ----------       ----------       ----------     ----------     ----------     ----------

Income (loss) from investment
operations:
  Net investment income (loss)              (0.02)           (0.04)(a)        (0.03)         (0.04)          0.01 (a)      (0.02)(a)
  Net realized and unrealized
     gains (losses) on investments           0.59            (0.21)            0.87           0.49           0.36          (2.06)
                                       ----------       ----------       ----------     ----------     ----------     ----------
Total from investment operations             0.57            (0.25)            0.84           0.45           0.37          (2.08)
                                       ----------       ----------       ----------     ----------     ----------     ----------

Less distributions:
  From net investment income                   --               --               --          (0.01)            --             --
                                       ----------       ----------       ----------     ----------     ----------     ----------

Net asset value at end of period       $     6.59       $     6.02       $     6.27     $     5.43     $     4.99     $     4.62
                                       ==========       ==========       ==========     ==========     ==========     ==========

Total return (b)                             9.47%(c)        (3.99)%          15.47%          8.89%          8.01%        (31.04)%
                                       ==========       ==========       ==========     ==========     ==========     ==========

Net assets at end of period (000's)    $   29,679       $   28,773       $   31,361     $   12,867     $    4,061     $    6,661
                                       ==========       ==========       ==========     ==========     ==========     ==========

Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees               1.21%(d)         1.21%            1.36%          1.37%          1.27%          1.03%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees               1.21%(d)         1.32%            1.36%          1.37%          1.27%          1.03%

Ratio of net investment income
  (loss) to average net assets
  including reimbursement/waiver
  of fees                                   (0.50%)(d)       (0.62)%          (0.56)%        (0.75)%         0.12%         (0.26)%

Portfolio turnover rate                        31%(c)           76%              60%            67%(e)         27%            87%

(a) Net investment income (loss) per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.
(e) Portfolio turnover percentage increased 39.59% compared to prior year due to change in adviser effective September 1, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                     SIX MONTHS
                                        ENDED         EIGHT MONTHS       YEAR           YEAR            YEAR           YEAR
                                     FEBRUARY 28,        ENDED           ENDED          ENDED           ENDED          ENDED
                                        2007           AUGUST 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                     (UNAUDITED)         2006 *          2005           2004            2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    14.02      $    13.48      $    13.51     $    11.84      $     8.95      $    10.26
                                      ----------      ----------      ----------     ----------      ----------      ----------

Income (loss) from investment
operations:
   Net investment income                    0.09            0.12(a)         0.11(a)       0.12(a)          0.14(a)         0.12(a)
   Net realized and unrealized
       gains (losses) on investments        1.28            0.50            0.08           1.67            2.90           (1.31)
                                      ----------      ----------      ----------     ----------      ----------      ----------
Total from investment operations            1.37            0.62            0.19           1.79            3.04           (1.19)
                                      ----------      ----------      ----------     ----------      ----------      ----------

Less distributions:
   From net investment income              (0.05)          (0.08)          (0.11)         (0.12)          (0.15)          (0.12)
   From net realized gains
      on investments                       (0.31)             --           (0.11)            --              --              --
                                      ----------      ----------      ----------     ----------      ----------      ----------
Total distributions                        (0.36)          (0.08)          (0.22)         (0.12)          (0.15)          (0.12)
                                      ----------      ----------      ----------     ----------      ----------      ----------

Net asset value at end of period      $    15.03      $    14.02      $    13.48     $    13.51      $    11.84      $     8.95
                                      ==========      ==========      ==========     ==========      ==========      ==========

Total return (b)                            9.78%(c)        4.60%           1.45%         15.18%          34.24%         (11.66)%
                                      ==========      ==========      ==========     ==========      ==========      ==========

Net assets at end of period (000's)   $   13,361      $   16,065      $   16,120     $    7,763      $    3,985      $    2,634
                                      ==========      ==========      ==========     ==========      ==========      ==========

Ratio of operating expenses to
   average net assets including
   reimbursement/waiver of fees             1.22%(d)        1.26%(d)        1.26%          1.17%           1.25%           1.20%

Ratio of operating expenses to
   average net assets excluding
   reimbursement/waiver of fees             1.22%(d)        1.49%(d)        1.66%          1.78%           3.87%           5.06%

Ratio of net investment income to
   average net assets including
   reimbursement/waiver of fees             1.10%(d)        1.25%(d)        0.93%          0.98%           1.44%           1.13%

Portfolio turnover rate                       15%(c)          31%             71%            69%             26%             90%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.
*     Fund changed fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

                                       SIX MONTHS
                                          ENDED          YEAR          YEAR           YEAR            YEAR            YEAR
                                       FEBRUARY 28,      ENDED         ENDED          ENDED           ENDED           ENDED
                                          2007         AUGUST 31,    AUGUST 31,     AUGUST 31,      AUGUST 31,      AUGUST 31,
                                       (UNAUDITED)        2006          2005           2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $    16.55      $    15.43     $    12.16      $    10.92     $     9.77      $    13.34
                                      ----------      ----------     ----------      ----------     ----------      ----------
Income (loss) from investment
operations:
  Net investment income                     0.15            0.19(a)        0.15            0.10           0.16(a)         0.17(a)
  Net realized and unrealized
      gains (losses) on investments         1.69            1.07           3.16            1.33           1.14           (2.17)
                                      ----------      ----------     ----------      ----------     ----------      ----------
Total from investment operations            1.84            1.26           3.31            1.43           1.30           (2.00)
                                      ----------      ----------     ----------      ----------     ----------      ----------

Less distributions:
  From net investment income               (0.29)          (0.14)         (0.04)          (0.10)         (0.15)          (0.15)
  From net realized gains
      on investments                          --              --             --           (0.09)            --           (1.42)
                                      ----------      ----------     ----------      ----------     ----------      ----------
Total distributions                        (0.29)          (0.14)         (0.04)          (0.19)         (0.15)          (1.57)
                                      ----------      ----------     ----------      ----------     ----------      ----------

Net asset value at end of period      $    18.10      $    16.55     $    15.43      $    12.16     $    10.92      $     9.77
                                      ==========      ==========     ==========      ==========     ==========      ==========

Total return (b)                           11.17%(c)        8.25%         27.30%          13.10%         13.49%         (16.95)%
                                      ==========      ==========     ==========      ==========     ==========      ==========

Net assets at end of period (000's)   $   22,205      $   20,893     $   20,123      $   16,328     $   14,652      $   19,010
                                      ==========      ==========     ==========      ==========     ==========      ==========

Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees              1.22%(d)        1.23%          1.37%           1.36%          1.36%           1.35%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees              1.22%(d)        1.35%          1.37%           1.36%          1.36%           1.35%

Ratio of net investment income to
  average net assets including
  reimbursement/waiver of fees              1.68%(d)        1.14%          1.07%           0.85%          1.72%           1.37%

Portfolio turnover rate                        7%(c)          28%            25%             35%            28%             59%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

Monteagle Funds ("the Trust") was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July 2006.

The Trust is registered with the SEC as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in its series. The Trust currently consists of the following shares of beneficial interest:

      Monteagle Fixed Income Fund
      Monteagle Quality Growth Fund (formerly known as the Memorial Growth Equity Fund)
      Monteagle Large Cap Growth Fund
      Monteagle Select Value Fund (formerly known as the Memorial Value Equity
      Fund)
      Monteagle Value Fund (each a "Fund" and collectively the "Funds").

Prior to July 15, 2006, the Trust consisted of the following shares of beneficial interest:

      Memorial Government Bond Fund
      Memorial Growth Equity Fund
      Memorial Value Equity Fund.

Each Fund is a diversified series of Monteagle Funds. The principal investment objective of the Monteagle Fixed Income Fund ("Fixed Income Fund") is total return. The principal investment objective of each of the Monteagle Quality Growth Fund ("Quality Growth Fund"), the Monteagle Large Cap Growth Fund ("Large Cap Growth Fund"), the Monteagle Select Value Fund ("Select Value Fund") and the Monteagle Value Fund ("Value Fund") is long-term capital appreciation.

On June 5, 2006, the Trust and Board of Trustees of the Unified Series Trust ("Unified") approved the reorganization of the Monteagle Value Fund and the Monteagle Large Cap Growth Fund into two newly created series of the Trust with the same fund names. In addition, the Trust and Trustees of Unified approved the merger of the Memorial Government Bond Fund with the Monteagle Fixed Income Fund (See Note 8). These tax-free reorganizations were effective after the net asset values were calculated on July 14, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At February 28, 2007, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

SHARE VALUATION -- Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for the Quality Growth Fund, Large Cap Growth Fund, Select Value Fund and the Value Fund are declared and paid quarterly at the discretion of each Fund's advisor. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 28, 2007 was as follows:

                                       ORDINARY         LONG-TERM
                                        INCOME        CAPITAL GAIN       TOTAL
--------------------------------------------------------------------------------
Fixed Income Fund                       $777,119        $     --      $  777,119
Select Value Fund                        187,163         139,646         326,809
Value Fund                               358,645              --         358,645
--------------------------------------------------------------------------------

The tax character of distributions paid during the period ended August 31, 2006 was as follows:

                                       ORDINARY         LONG-TERM
                                        INCOME        CAPITAL GAIN       TOTAL
--------------------------------------------------------------------------------
Fixed Income Fund                       $961,285        $ 369,193     $1,330,478
Select Value Fund                         89,736*              --         89,736
Value Fund                               186,005*              --        186,005
--------------------------------------------------------------------------------

* Represents distributions from January 1, 2006 - August 31, 2006.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Parkway Advisors, L.P. ("Parkway") and Nashville Capital Corporation ("Nashville Capital"), (each an "Adviser" and, collectively, the "Advisers") serve as the Advisers to the Funds. Parkway is the Adviser for the Quality Growth Fund and the Select Value Fund and Nashville Capital is the Adviser for the Fixed Income Fund, Large Cap Growth Fund and the Value Fund. Subject to the general control of the Board of Trustees, the Advisers are responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds, and advising the Board on the selection of sub-advisers. Each Fund is authorized to pay its Adviser a fee based on average daily net assets at the following annual rates:

                           FIXED       QUALITY    LARGE CAP   SELECT
                           INCOME      GROWTH      GROWTH      VALUE      VALUE
ASSETS                      FUND        FUND       FUND        FUND       FUND
--------------------------------------------------------------------------------
Up to and
   including $25 million   0.965%      1.200%      1.200%      1.200%     1.200%
From $25 up to and
   including $50 million   0.965%      1.115%      1.115%      1.115%     1.115%
From $50 up to and
   including $100 million  0.845%      0.975%      0.975%      0.975%     0.975%
Over $100 million          0.775%      0.875%      0.875%      0.875%     0.875%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Under the terms of each Fund's advisory agreement (the "Agreement"), the Advisers manage each Fund's investments subject to approval of the Board and pay all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses. For the six months ended February 28, 2007, the amounts earned by and payable to the Advisers were as follows:

                                                                    ADVISORY
                                                   ADVISORY       FEES PAYABLE
                                                  FEES EARNED    AS OF 2/28/2007
--------------------------------------------------------------------------------

Fixed Income Fund                                   $181,816         $25,140
Quality Growth Fund                                 $120,647         $13,456
Large Cap Growth Fund                               $177,888         $28,121
Select Value Fund                                   $ 88,585         $12,494
Value Fund                                          $129,080         $20,618
--------------------------------------------------------------------------------

FIXED INCOME FUND -- Nashville Capital has retained Howe & Rusling Inc. ("H & R") to serve as the sub-adviser to the Fixed Income Fund. Nashville Capital has agreed to pay H & R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of average daily net assets from $25 million up to $50 million, and 0.20% of average daily net assets of $50 million and greater.

QUALITY GROWTH FUND -- Parkway has retained Davis Hamilton Jackson & Associates ("DHJA") to serve as the sub-adviser to the Quality Growth Fund. Parkway has agreed to pay DHJA an annual advisory fee of 0.30% of average daily net assets.

LARGE CAP GROWTH FUND -- Nashville Capital has retained Northstar Capital Management ("Northstar") to serve as the sub-adviser to the Large Cap Growth Fund. Nashville Capital has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

VALUE FUND -- Nashville Capital has retained Robinson Investment Group, Inc. ("Robinson") to serve as the sub-adviser to the Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of average daily net assets from $25 million up to $50 million, 0.35% of average daily net assets from $50 million up to $100 million, and 0.30% of average daily net assets of $100 million and greater.

Two officers of Parkway are also officers of the Trust; one of them is also an interested trustee.

MUTUAL FUND SERVICES AGREEMENT

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus Fund Solutions, LLC ("Ultimus") effective February 2, 2007, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Ultimus receives an annual base fee of $225,000, plus an asset-based fee at the annual rate of 0.15% of the Funds average daily net assets from $200 million to $300 million; 0.125% from $300 million to $400 million; and 0.10% on such assets in excess of $400 million. The fees payable to Ultimus are paid by the Advisers (not the Funds).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Prior to February 2, 2007, the Trust had a Mutual Fund Services Agreement with Citco Mutual Fund Services, Inc. ("Citco"). For its services, Citco received an annual fee that was the greater of $225,000 or an asset-based fee that declined as the aggregate assets of the Funds increased: 0.05% of the Funds' assets in excess of $300 million up to $500 million; and 0.03% of the Funds' assets in excess of $500 million. Citco was earning the minimum fee.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust effective February 2, 2007, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are paid by the Advisers (not the Funds).

Prior to February 2, 2007, the Trust had a Distribution Agreement with Citco Mutual Fund Distributors, Inc. For its services, Citco Mutual Fund Distributors, Inc. received $5,000 annually.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

                               FIXED        QUALITY     LARGE CAP      SELECT
                              INCOME        GROWTH       GROWTH        VALUE         VALUE
                               FUND          FUND         FUND          FUND          FUND
----------------------------------------------------------------------------------------------
Purchases of
   investment securities   $   813,037   $ 8,192,009   $ 9,100,091   $ 2,132,666   $ 1,490,734
                           ===========   ===========   ===========   ===========   ===========

Proceeds from sales of
   investment securities   $ 3,965,696   $14,825,746   $10,068,251   $ 5,657,056   $ 2,851,319
                           ===========   ===========   ===========   ===========   ===========
----------------------------------------------------------------------------------------------

5. SECURITIES LENDING

The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the value of the Funds. The Funds have the right under the security lending agreement to recover the securities from the borrower on demand.

As of February 28, 2007, the Quality Growth Fund, Large Cap Growth Fund and Select Value Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Funds from securities lending are that

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

the borrower may not provide additional collateral when required or may not return the securities when due or when called by the Funds. As of February 28, 2007, the market value of the securities on loan and the value of the related collateral was as follows:

                                          MARKET VALUE OF    VALUE OF RELATED
                                        SECURITIES ON LOAN      COLLATERAL
--------------------------------------------------------------------------------
Quality Growth Fund                         $  362,178          $  373,269
                                            ==========          ==========
Large Cap Growth Fund                       $3,583,524          $3,669,600
                                            ==========          ==========
Select Value Fund                           $1,058,562          $1,096,246
                                            ==========          ==========

6. TAX MATTERS

FEDERAL INCOME TAXES -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The tax character of distributable earnings/(deficit) at February 28, 2007 was as follows:

                                 FIXED         QUALITY        LARGE CAP        SELECT
                                 INCOME         GROWTH          GROWTH          VALUE         VALUE
                                  FUND           FUND            FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------
Accumulated ordinary
   income (loss)               $        --    $     1,678    $   (75,156)   $    70,877   $    12,583
Capital loss carryforwards      (1,253,316)    (3,918,410)    (7,396,689)            --       (73,842)
Other gains (losses)              (233,919)     1,143,756      1,358,723        740,973       915,252
Net unrealized appreciation
   (depreciation)                 (182,519)       469,186      4,374,316      1,548,408     6,634,500
                               -----------    -----------    -----------    -----------   -----------
Total distributable
   earnings (deficit)          $(1,669,754)   $(2,303,790)   $(1,738,806)   $ 2,360,258   $ 7,488,493
                               ===========    ===========    ===========    ===========   ===========
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of February 28, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                                                    AMOUNT      EXPIRATION DATE
--------------------------------------------------------------------------------
Fixed Income Fund                                $  367,674         2009
                                                    100,359         2010
                                                    698,715         2012
                                                     86,568         2013
                                                 ----------
                                                 $1,253,316
                                                 ----------
--------------------------------------------------------------------------------
Quality Growth Fund                              $1,492,338         2009
                                                  1,658,403         2010
                                                    471,453         2011
                                                    296,216         2012
                                                 ----------
                                                 $3,918,410
                                                 ----------
--------------------------------------------------------------------------------
Large Cap Growth Fund                            $  470,032         2008
                                                    826,803         2009
                                                    425,424         2010
                                                  3,044,365         2011
                                                  2,165,647         2012
                                                    309,209         2013
                                                    155,209         2014
                                                 ----------
                                                 $7,396,689
                                                 ----------
--------------------------------------------------------------------------------
Value Fund                                       $   73,842         2012
--------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2007:

                                        GROSS          GROSS     NET UNREALIZED
                                      UNREALIZED    UNREALIZED    APPRECIATION/
                        TAX COST     APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------
Fixed Income Fund      $34,325,701   $   128,517   $  (311,036)   $  (182,519)
Quality Growth Fund     13,331,622     1,013,954      (544,768)       469,186
Large Cap Growth Fund   25,307,381     4,851,517      (477,201)     4,374,316
Select Value Fund       11,796,968     1,626,378       (77,970)     1,548,408
Value Fund              15,547,447     6,875,044      (240,544)     6,634,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Quality Growth Fund, Large Cap Growth Fund and Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, the following shareholders held, for the benefit of its customers, the following percentages of the outstanding shares of each Fund:

                                                                PERCENT OWNED
                                                                    AS OF
                                      SHAREHOLDER             FEBRUARY 28, 2007
--------------------------------------------------------------------------------
Fixed Income Fund             Farmers and Merchant Corp.              57%
                              Hubco Regions Financial Corp.           33%
Quality Growth Fund           Charles Schwab & Co., Inc.              53%
                              Hubco Regions Financial Corp.           28%
Large Cap Growth Fund         Farmers and Merchant Corp.             100%
Select Value Fund             Hubco Regions Financial Corp.           83%
Value Fund                    Farmers and Merchant Corp.             100%
--------------------------------------------------------------------------------

8. REORGANIZATION INVOLVING FIXED INCOME FUND

On July 17, 2006, the Monteagle Fixed Income Fund acquired substantially all of the assets and liabilities of the Memorial Government Bond Fund (the "Bond Fund") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by the Bond Fund shareholders on or about June 28, 2006. The acquisition was accomplished by a tax-free exchange of 2,048,566 shares of the Bond Fund (valued at $9.97 per share) outstanding on July 14, 2006 for 2,084,103 shares of the Fixed Income Fund (valued at $9.80 per share). One share of the Fixed Income Fund was exchanged for .9836 shares of the Bond Fund. The Bond Fund's net assets on the date of the reorganization of $20,419,271, including $371,355 of unrealized depreciation and $1,213,062 of capital loss carryforwards, were combined with those of the Fixed Income Fund. The aggregate net assets of the Fixed Income Fund and the Bond Fund immediately before the acquisition were $21,666,451 and $20,419,271, respectively. The combined assets immediately after the acquisition amounted to $42,085,722 for 4,293,892 shares outstanding. After the reorganization was completed, the Fixed Income Fund held all of the portfolio holdings previously held by the Bond Fund. Under applicable Internal Revenue Service ("IRS") rules and regulations, the Fixed Income Fund is required to hold a certain percentage of the Bond Fund's portfolio holdings for a prescribed period of time.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement reporting period. As a result the Funds will incorporate FIN 48 in their semi-annual report on February 29, 2008.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY POLICIES -- The Trust has adopted Proxy Voting Polices and Procedures under which the Fund's vote proxies related to securities held by the Funds. A description of the Funds' policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the Securities and Exchange Commission's website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX is available without charge, upon request, by calling the Fund toll free at 1-888-263-5593, or on the Securities and Exchange Commission's website at http://www.sec.gov.

N-Q FILING -- The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov., or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).


--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The shareholders of the Fixed Income Fund approved the following proposal at the special meeting of shareholders held on November 30, 2006. The description of the proposal and the number of shares voted are as follows:

Proposal: To approve a new Sub-advisory Agreement between and among the Trust, Nashville Capital Corporation and Howe and Rusling, Inc.

                 VOTES FOR            VOTES AGAINST       VOTES ABSTAINED
--------------------------------------------------------------------------------
                3,309,375.535               0                          0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2006) and held until the end of the period (February 28, 2007).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a sales load.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's Prospectus.

FIXED INCOME FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                               SEPTEMBER 1, 2006   FEBRUARY 28, 2007   DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,026.40           $5.02
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,019.84           $5.01
-------------------------------------------------------------------------------------

* Expenses are equal to the Fixed Income Fund's annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

QUALITY GROWTH FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                               SEPTEMBER 1, 2006    FEBRUARY 28, 2007  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,055.50           $6.27
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.70           $6.16
-------------------------------------------------------------------------------------

* Expenses are equal to the Quality Growth Fund's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                               SEPTEMBER 1, 2006    FEBRUARY 28, 2007  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,094.70           $6.28
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.79           $6.06
-------------------------------------------------------------------------------------

* Expenses are equal to the Large Cap Growth Fund's annualized expense ratio of 1.21% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


SELECT VALUE FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                               SEPTEMBER 1, 2006    FEBRUARY 28, 2007  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,097.80           $6.35
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.74           $6.11
-------------------------------------------------------------------------------------

* Expenses are equal to the Select Value Fund's annualized expense ratio of 1.22% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALUE FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                               SEPTEMBER 1, 2006    FEBRUARY 28, 2007  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,055.50           $6.27
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.70           $6.16
-------------------------------------------------------------------------------------

* Expenses are equal to the Value Fund's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
FOR THE MONTEAGLE FIXED INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

At a Special Meeting of Shareholders on November 30, 2006, Shareholders of the Fixed Income Fund approved the Sub-advisory Agreement between the Trust, Adviser and Sub-adviser (Howe and Rusling, Inc. referred to as "H & R"). Proxy materials were prepared after Board consideration of data concerning H & R. At its meeting on October 26, 2006, the Board considered:

1. In connection with reviewing data bearing on the nature, quality and extent of services furnished by H & R to the Fund, the Board assessed data concerning H & R's staffing, systems, and facilities. The Board also assessed H & R's non-trust business to see if there are any initiatives that would dilute service to the Trust. It was noted:

      A. That the breadth and the quality of investment advisory and other services being provided to the Fund is satisfactory, as evidenced in part by the performance record of the Fund compared with the performance records of a peer group of comparable funds. The comparison revealed that the Fixed Income Fund has been managed with a long-term perspective and has been strictly managed within stated objectives and limitations to maintain the desired style; and, while short-term performance of the strategy has not lead to performance better than the benchmarks, H & R's long-term performance was better than the benchmarks;

      B. That H & R has made significant expenditures to ensure that it has the systems and personnel necessary for it to be able to continue to provide quality service to the Fund's shareholders; and

      C. That the Board is satisfied with the research, portfolio management, and trading services, among others, being provided by H & R to the Funds, and is charging fair, reasonable, and competitive fees.

2. In connection with reviewing data bearing upon the costs of services to be provided and profits to be realized by H & R and its related companies from the relationship with the Trust, the Board considered comparative data, data concerning H & R's soft-dollar arrangements, costs borne by H & R in providing sub-advisory services to the Fund and the profitability of H & R in light of the estimated profitability analyses which had been provided by H & R, and other benefits to H & R from serving as the Fund's sub-adviser.

      A. With respect to the soft-dollar arrangements the Board had assessed all facets of the arrangements - including the quality of trade execution. It was noted that H & R receives research assistance from the use of soft dollars generated from Fund portfolio transactions and that such research assists H & R in providing quality investment advisory services [however, the arrangements do not affect fixed income accounts including the Fund]. The Board concluded that the arrangements do not affect the Fund and are not detrimental to its shareholders.

      B. The Board also noted the risks assumed by H & R in providing investment advisory services to the Fund, including the capital commitments which have been made in the past and which continue to be made by H & R to ensure the continuation of quality of service to the Fund is made with the recognition that the Fund's sub-advisory relationship with H & R can be terminated at any time and must be renewed on an annual basis.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
FOR THE MONTEAGLE FIXED INCOME FUND (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. In connection with assessing data bearing upon the fairness of fee arrangements, the Board used data concerning funds of similar size and funds of larger size, as well as data concerning H & R's other clients and noted:

      A.    That  upon  review of the  advisory  fee  structures  of the Fund in
            comparison  with  other  similarity-managed   funds,  the  level  of
            investment advisory fees paid by the Fund below the median of comparable advisory fees;

      B. That the expense ratio of the Fund is lower than similarly-managed funds;

      C. That the advisory and other fees payable by the Fund to H & R are essentially fees which would be similar to those which would have resulted solely from "arm's-length bargaining, and may well be lower than fees arrived solely from such arm's-length negotiation; and

      D. The fees paid to H & R by other institutional accounts are not lower than the fees paid by the Fund.

Based on these considerations, among others, the Board, including all the Independent Trustees, concluded that the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders; that the services to be performed under the agreement were services required for the operation of the Fund; H & R had provided satisfactory advisory services to the Fund in the past, and the fees for the advisory services which H & R would perform and other benefits from the relationship with the Trust are consistent with the fees paid by similar funds, are reasonable in light of the comparative data and would be within the range of what would have been negotiated at arm's length in light of the circumstances.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
FOR THE MONTEAGLE QUALITY GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

On October 26, 2006, the Board met and evaluated the Sub-advisory Agreement between the Trust, the Adviser and Davis Hamilton Jackson & Associates, L.P. ("DHJA") with respect to the Quality Growth Fund. The Board considered:

1. In connection with reviewing data bearing on the nature, quality and extent of services furnished by DHJA to the Fund, the Board assessed data concerning DHJA's staffing, systems, and facilities. The Board also assessed DHJA's non-trust business to see if there are any initiatives that would dilute service to the Trust. It was noted:

      A. That the breadth and the quality of investment advisory and other services being provided to the Fund is satisfactory, as evidenced in part by the performance record of the Fund compared with the performance records of a peer group of comparable funds. The comparison revealed that the Quality Growth Fund has been managed with a long-term perspective and has been strictly managed within stated objectives and limitations to maintain the desired style; and, while short-term performance of the strategy has not lead to performance better than the benchmarks, DHJA's long-term performance was consistent with the strategy of quality large cap selections;

      B. That DHJA has made significant expenditures to ensure that it has the systems and personnel necessary for it to be able to continue to provide quality service to the Fund's shareholders; and

      C. That the Board is satisfied with the research, portfolio management, and trading services, among others, being provided by Nashville
            Capital to the Funds, and is charging fair, reasonable, and competitive fees.

2. In connection with reviewing data bearing upon the costs of services to be provided and profits to be realized by DHJA and its related companies from the relationship with the Trust, the Board considered comparative data, data concerning DHJA's soft-dollar arrangements, costs borne by DHJA in providing sub-advisory services to the Fund and the profitability of DHJA in light of the estimated profitability analyses which had been provided by DHJA, and other benefits to DHJA from serving as the Fund's sub-adviser.

      A. With respect to the soft-dollar arrangements the Board had assessed all facets of the arrangements - including the quality of trade execution. It was noted that DHJA receives research assistance from the use of soft dollars generated from Fund portfolio transactions and that such research assists DHJA in providing quality investment advisory services. The Board concluded that the arrangements are consistent with fund brokerage practice and benefit the Fund and its shareholders.

      B. The Board also noted the risks assumed by DHJA in providing investment advisory services to the Fund, including the capital commitments which have been made in the past and which continue to be made by DHJA to ensure the continuation of quality of service to the Fund is made with the recognition that the Fund's sub-advisory relationship with DHJA can be terminated at any time and must be renewed on an annual basis.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
FOR THE MONTEAGLE QUALITY GROWTH FUND (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. In connection with assessing data bearing upon the fairness of fee arrangements, the Board used data concerning funds of similar size and funds of larger size, as well as data concerning DHJA's other clients and noted:

      A.    That  upon  review of the  advisory  fee  structures  of the Fund in
            comparison  with  other  similarity-managed   funds,  the  level  of
            investment advisory fees paid by the Fund below the median of comparable advisory fees;

      B. That the expense ratio of the Fund is lower than similarly-managed funds;

      C. That the advisory and other fees payable by the Fund to DHJA are essentially fees which would be similar to those which would have resulted solely from "arm's-length bargaining, and may well be lower than fees arrived solely from such arm's-length negotiation; and

      D. The fees paid to DHJA by other institutional accounts are not lower than the fees paid by the Fund.

Based on these considerations, among others, the Board, including all the Independent Trustees, concluded that the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders; that the services to be performed under the agreement were services required for the operation of the Fund; DHJA had provided satisfactory advisory services to the Fund in the past, and the fees for the advisory services which DHJA would perform and other benefits from the relationship with the Trust are consistent with the fees paid by similar funds, are reasonable in light of the comparative data and would be within the range of what would have been negotiated at arm's length in light of the circumstances.

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




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

--------------------------------------------------------------------------------

                                     [LOGO]
                                MONTEAGLE FUNDS

                               THE MONTEAGLE FUNDS

                               INVESTMENT ADVISERS
                             Parkway Advisors, L.P.
                             6550 Directors Parkway
                              Abilene, Texas 79606

                          Nashville Capital Corporation
                         209 10th Ave. South, Suite 332
                               Nashville, TN 37203

                                   DISTRIBUTOR
                         Ultimus Fund Distributors, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                          TRANSFER AGENT, ADMINISTRATOR
                          & SHAREHOLDER SERVICING AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

This report is submitted for the general information the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Monteagle Funds
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Carl C. Peterson
                          ------------------------------------------------------
                            Carl C. Peterson, President

Date          May 1, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Carl C. Peterson
                          ------------------------------------------------------
                            Carl C. Peterson, President

Date          May 1, 2007
      ------------------------------------------





By (Signature and Title)*    /s/ Mark J. Seger
                          ------------------------------------------------------
                            Mark J. Seger, Treasurer

Date          May 1, 2007
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.